Class K [Member] Investment Objectives and Goals - Class K - BlackRock Dynamic High Income Portfolio	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Dynamic High Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Dynamic High Income Portfolio (the “Fund”), a series of BlackRock Funds II (the “Trust”), is to seek high current income with consideration for capital appreciation.